Morgan Stanley Dean Witter S&P 500 Index Fund            Two World Trade Center,
Letter to the Shareholders August 31, 2000              New York, New York 10048


DEAR SHAREHOLDER:

After a series of interest-rate hikes this spring by the Federal Reserve Board, the U.S. economy finally seems to be slowing to a lower but more sustainable growth rate. As a result, many of the trends that were established in 1999 have been reversed in 2000. Mid-cap companies, as represented by the S&P MidCap 400 Index, outperformed large-cap companies, as reflected by the Standard & Poor's 500 Stock Index (S&P 500), 23.04 percent to 4.10 percent, respectively, over the first eight months of 2000. The technology sector, a favorite of the market in 1999, has taken a back seat to more defensive sectors like utilities and health care. Despite its modest return thus far in 2000, the S&P 500's recent performance compares favorably to that of other widely followed benchmarks such as the Nasdaq Composite Index and the Dow Jones Industrial Average.


PERFORMANCE

For the 12-month period ended August 31, 2000, Morgan Stanley Dean Witter S&P 500 Index Fund's Class B shares returned 14.69 percent compared to 16.31 percent for the S&P 500. During the same period, the Fund's Class A, C and D shares posted total returns of 15.49 percent, 14.69 percent and 15.81 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the S&P 500 by investing in stocks that make up the S&P 500 in approximately the same weightings as they are represented in the index. The fully invested, broadly diversified Fund also seeks to minimize turnover to generate tax-efficient returns.

Morgan Stanley Dean Witter S&P 500 Index Fund
Letter to the Shareholders August 31, 2000, continued

LOOKING AHEAD

As the fear of near-term interest-rate hikes subsides, market watchers now wonder if earnings growth can meet the expectations that have been priced into the market. Many of the large-cap blue-chip companies that have significant overseas operations have recently come under pressure from the falling euro. However, signs do not point to the U.S. economy slowing too much but rather maintaining a healthier, more sustainable growth rate. Additionally, high productivity and low labor costs are helping to buoy corporate earnings.

We appreciate your ongoing support of Morgan Stanley Dean Witter S&P 500 Index Fund and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
--------------------------                   -----------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

Morgan Stanley Dean Witter S&P 500 Index Fund
Fund Performance August 31, 2000

[GRAPHIC OMITTED]

GROWTH OF $10,000
($ in Thousands)

$17  15   13   11   9

September 26,       August 31,          August 31,          August 31,
   1997                1998               1999                2000

$16,483(3)     $16,010(3)     $15,503(3)     $16,706   $15,710(3)

Class A   Class B   Class C   Class D   S&P 500(4)


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth more or less than their original cost. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


                          Average Annual Total Returns
--------------------------------------------------------------------------------

                       Class A Shares*
--------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              15.49%(1)        9.43%(2)
Since Inception (9/26/97)           18.30%(1)       16.14%(2)


                       Class C Shares+
---------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              14.69%(1)        13.69%(2)
Since Inception (9/26/97)           17.43%(1)        17.43%(2)






                       Class B Shares**
--------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              14.69%(1)        9.69%(2)
Since Inception (9/26/97)           17.43%(1)       16.67%(2)


              Class D Shares++
-----------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              15.81%(1)
Since Inception (9/26/97)           18.60%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on August 31, 2000.

(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000




  NUMBER OF
    SHARES                                                     VALUE
------------                                             --------------
               COMMON STOCKS (98.2%)
               Advertising/Marketing Services (0.2%)
 56,193        Interpublic Group of Companies,
               Inc. ..................................   $    2,149,382
 33,087        Omnicom Group, Inc. ...................        2,760,697
 13,442        Young & Rubicam, Inc. .................          786,357
                                                         --------------
                                                              5,696,436
                                                         --------------
               Aerospace & Defense (0.8%)
168,959        Boeing Co. ............................        9,060,426
 37,373        General Dynamics Corp. ................        2,352,163
 19,991        Goodrich (B.F.) Co. (The) .............          815,883
 79,684        Lockheed Martin Corp. .................        2,261,033
 13,003        Northrop Grumman Corp. ................        1,011,796
 63,297        Raytheon Co. (Class B) ................        1,760,448
 26,857        Textron, Inc. .........................        1,505,671
                                                         --------------
                                                             18,767,420
                                                         --------------
               Agricultural Commodities/Milling (0.0%)
117,762        Archer-Daniels-Midland Co. ............        1,037,775
                                                         --------------
               Air Freight/Couriers (0.1%)
 54,005        FedEx Corp.* ..........................        2,179,102
                                                         --------------
               Airlines (0.2%)
 27,879        AMR Corp.* ............................          914,780
 22,811        Delta Air Lines, Inc. .................        1,129,144
 92,424        Southwest Airlines Co. ................        2,091,093
 12,408        US Airways Group Inc.* ................          421,872
                                                         --------------
                                                              4,556,889
                                                         --------------
               Alternative Power Generation (0.2%)
 79,389        AES Corp. (The)* ......................        5,061,049
                                                         --------------
               Aluminum (0.3%)
 40,753        Alcan Aluminium, Ltd. (Canada) ........        1,337,208
160,928        Alcoa, Inc. ...........................        5,350,856
                                                         --------------
                                                              6,688,064
                                                         --------------
               Apparel/Footwear (0.1%)
 10,165        Liz Claiborne, Inc. ...................          446,625
 50,931        Nike, Inc. (Class B) ..................        2,014,958
 10,557        Reebok International Ltd.* ............          202,562
  6,050        Russell Corp. .........................          115,328
 21,268        VF Corp. ..............................          486,505
                                                         --------------
                                                              3,265,978
                                                         --------------
               Apparel/Footwear Retail (0.3%)
158,481        Gap, Inc. (The) .......................        3,555,917
 80,019        Limited, Inc. (The) ...................        1,600,380


 NUMBER OF
    SHARES                                                    VALUE
-------------                                            --------------
 25,069        Nordstrom, Inc. .......................   $      432,440
 55,872        TJX Companies, Inc. (The) .............        1,051,092
                                                         --------------
                                                              6,639,829
                                                         --------------
               Auto Parts: O.E.M. (0.2%)
 28,373        Dana Corp. ............................          700,458
104,860        Delphi Automotive Systems Corp.........        1,723,636
 13,541        Eaton Corp. ...........................          898,784
 15,968        Johnson Controls, Inc. ................          853,290
 22,972        TRW Inc. ..............................        1,049,533
 29,392        Visteon Corp. .........................          461,087
                                                         --------------
                                                              5,686,788
                                                         --------------
               Automotive Aftermarket (0.0%)
 13,747        Cooper Tire & Rubber Co. ..............          165,823
 29,124        Goodyear Tire & Rubber Co. (The) ......          680,773
                                                         --------------
                                                                846,596
                                                         --------------
               Beverages: Non-Alcoholic (1.5%)
460,993        Coca Cola Co. .........................       24,259,757
 78,328        Coca-Cola Enterprises Inc. ............        1,458,859
268,393        PepsiCo, Inc. .........................       11,440,252
                                                         --------------
                                                             37,158,868
                                                         --------------
               Beverages: Alcoholic (0.3%)
 84,142        Anheuser-Busch Companies, Inc..........        6,631,441
 12,760        Brown-Forman Corp. (Class B) ..........          676,280
  6,834        Coors (Adolph) Co. (Class B) ..........          407,050
                                                         --------------
                                                              7,714,771
                                                         --------------
               Biotechnology (0.8%)
191,238        Amgen Inc.* ...........................       14,498,231
 27,654        Biogen, Inc.* .........................        1,911,583
 37,671        MedImmune, Inc.* ......................        3,169,073
                                                         --------------
                                                             19,578,887
                                                         --------------
               Broadcasting (0.3%)
100,924        Clear Channel Communications,
               Inc.* .................................        7,304,374
                                                         --------------
               Building Products (0.1%)
  7,498        Armstrong Holdings, Inc. ..............          119,499
 83,562        Masco Corp. ...........................        1,629,459
                                                         --------------
                                                              1,748,958
                                                         --------------
               Cable/Satellite TV (0.2%)
167,197        Comcast Corp. (Class A Special)*.......        6,228,088
                                                         --------------
               Casino/Gaming (0.0%)
 22,765        Harrah's Entertainment, Inc.* .........          645,957
                                                         --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




  NUMBER OF
   SHARES                                                        VALUE
-------------                                               --------------
               Chemicals: Major Diversified (0.6%)
  125,913      Dow Chemical Co. (The) ...................   $    3,297,347
  195,065      Du Pont (E.I.) de Nemours & Co.,
               Inc. .....................................        8,753,542
   14,285      Eastman Chemical Co. .....................          616,041
   19,966      Hercules Inc. ............................          264,549
   40,515      Rohm & Haas Co. ..........................        1,172,403
   25,086      Union Carbide Corp. ......................        1,005,008
                                                            --------------
                                                                15,108,890
                                                            --------------
               Chemicals: Specialty (0.2%)
   42,709      Air Products & Chemicals, Inc. ...........        1,550,871
   23,769      Engelhard Corp. ..........................          445,669
    5,654      FMC Corp.* ...............................          383,412
   12,571      Grace (W. R.) & Co.* .....................           99,782
   10,140      Great Lakes Chemical Corp. ...............          342,225
   29,363      Praxair, Inc. ............................        1,299,313
   15,876      Sigma-Aldrich Corp. ......................          461,396
                                                            --------------
                                                                 4,582,668
                                                            --------------
               Commercial Printing/Forms (0.0%)
   13,470      Deluxe Corp. .............................          296,340
   22,706      Donnelley (R.R.) & Sons Co. ..............          584,679
                                                            --------------
                                                                   881,019
                                                            --------------
               Computer Communications (3.6%)
   19,360      Adaptec, Inc.* ...........................          474,320
   33,946      Cabletron Systems, Inc.* .................        1,270,853
1,295,597      Cisco Systems, Inc.* .....................       88,748,394
                                                            --------------
                                                                90,493,567
                                                            --------------
               Computer Peripherals (2.0%)
  404,154      EMC Corp.* ...............................       39,607,092
   24,071      Lexmark International Group,
               Inc.* ....................................        1,632,315
   56,727      Network Appliance, Inc.* .................        6,637,059
   42,321      Seagate Technology, Inc.* ................        2,512,809
                                                            --------------
                                                                50,389,275
                                                            --------------
               Computer Processing Hardware (6.0%)
   60,624      Apple Computer, Inc.* ....................        3,694,275
  316,257      Compaq Computer Corp. ....................       10,772,504
  479,601      Dell Computer Corp.* .....................       20,922,594
   59,936      Gateway, Inc.* ...........................        4,081,642
  186,274      Hewlett-Packard Co. ......................       22,492,585
  330,196      International Business Machines
                 Corp. ..................................       43,585,872
   17,720      NCR Corp.* ...............................          715,445


 NUMBER OF
   SHARES                                                        VALUE
-------------                                               --------------
  105,088      Palm, Inc.* ..............................   $    4,623,872
  295,474      Sun Microsystems, Inc.* ..................       37,506,731
                                                            --------------
                                                               148,395,520
                                                            --------------
               Construction Materials (0.0%)
   10,333      Owens Corning ............................           53,602
   18,763      Vulcan Materials Co. .....................          831,435
                                                            --------------
                                                                   885,037
                                                            --------------
               Consumer Sundries (0.0%)
   12,017      American Greetings Corp.
                 (Class A) ..............................          223,817
                                                            --------------
               Containers/Packaging (0.1%)
    5,535      Ball Corp. ...............................          191,649
    9,897      Bemis Company, Inc. ......................          331,549
   23,860      Crown Cork & Seal Co., Inc. ..............          308,689
   27,296      Owens-Illinois, Inc.* ....................          356,554
   31,468      Pactiv Corp.* ............................          346,148
   15,582      Sealed Air Corp.* ........................          799,551
    9,764      Temple-Inland, Inc. ......................          414,360
                                                            --------------
                                                                 2,748,500
                                                            --------------
               Contract Drilling (0.1%)
   17,481      Rowan Companies, Inc.* ...................          541,911
   39,198      Transocean Sedco Forex Inc. ..............        2,342,080
                                                            --------------
                                                                 2,883,991
                                                            --------------
               Data Processing Services (0.4%)
  116,819      Automatic Data Processing, Inc. ..........        6,965,333
   26,997      Ceridian Corp.* ..........................          652,990
   76,786      First Data Corp. .........................        3,661,732
                                                            --------------
                                                                11,280,055
                                                            --------------
               Department Stores (0.4%)
   17,433      Dillard's, Inc. (Class A) ................          223,360
   39,858      Federated Department Stores,
                 Inc.* ..................................        1,101,077
   60,755      Kohl's Corp.* ............................        3,402,280
   61,931      May Department Stores Co. ................        1,420,542
   48,612      Penney (J.C.) Co., Inc. ..................          680,568
   65,664      Sears, Roebuck & Co. .....................        2,047,896
                                                            --------------
                                                                 8,875,723
                                                            --------------
               Discount Stores (2.0%)
   20,641      Consolidated Stores Corp.* ...............          281,234
   83,210      Costco Wholesale Corp.* ..................        2,865,544
   61,293      Dollar General Corp. .....................        1,260,337
   89,588      Kmart Corp.* .............................          627,116
  169,862      Target Corp. .............................        3,949,291
  830,128      Wal-Mart Stores, Inc. ....................       39,379,197
                                                            --------------
                                                                48,362,719
                                                            --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




 NUMBER OF
  SHARES                                                        VALUE
------------                                              --------------
               Drugstore Chains (0.4%)
 72,673        CVS Corp. ..............................   $    2,697,985
  7,336        Longs Drug Stores Corp. ................          138,467
187,716        Walgreen Co. ...........................        6,171,163
                                                          --------------
                                                               9,007,615
                                                          --------------
               Electric Utilities (1.6%)
 25,557        Ameren Corp. ...........................        1,033,461
 59,712        American Electric Power Co., Inc........        2,104,848
 29,600        Cinergy Corp. ..........................          869,500
 20,441        CMS Energy Corp. .......................          534,021
 39,478        Consolidated Edison, Inc. ..............        1,236,155
 27,864        Constellation Energy Group, Inc.........        1,065,798
 29,733        CP&L, Inc ..............................        1,100,121
 44,328        Dominion Resources, Inc. ...............        2,349,384
 26,571        DTE Energy Co. .........................          923,342
 68,441        Duke Energy Corp. ......................        5,120,242
 61,891        Edison International ...................        1,280,370
 42,833        Entergy Corp. ..........................        1,303,729
 43,007        FirstEnergy Corp. ......................        1,064,423
 18,367        Florida Progress Corp. .................          952,788
 33,184        FPL Group, Inc. ........................        1,771,196
 22,597        GPU, Inc. ..............................          692,033
 32,103        Niagara Mohawk Holdings Inc.* ..........          413,326
 31,583        PECO Energy Co. ........................        1,521,906
 71,768        PG & E Corp. ...........................        2,076,786
 15,782        Pinnacle West Capital Corp .............          650,021
 26,870        PPL Corp. ..............................          900,145
 40,297        Public Service Enterprise Group,
                 Inc. .................................        1,460,766
 55,070        Reliant Energy, Inc. ...................        2,044,474
120,808        Southern Co. (The) .....................        3,616,689
 49,120        TXU Corp. ..............................        1,716,130
 33,113        Unicom Corp. ...........................        1,512,850
 62,893        Xcel Energy, Inc. ......................        1,576,251
                                                          --------------
                                                              40,890,755
                                                          --------------
               Electrical Products (0.4%)
 36,103        American Power Conversion
                 Corp.* ...............................          859,703
 17,355        Cooper Industries, Inc. ................          612,848
 79,477        Emerson Electric Co. ...................        5,260,384
 36,538        Molex Inc. .............................        1,929,663
  7,585        National Service Industries, Inc. ......          151,226
 10,795        Thomas & Betts Corp. ...................          202,406
                                                          --------------
                                                               9,016,230
                                                          --------------
               Electronic Components (0.3%)
 27,606        Sanmina Corp.* .........................        3,257,508
111,046        Solectron Corp.* .......................        5,031,772
                                                          --------------
                                                               8,289,280
                                                          --------------


 NUMBER OF
   SHARES                                                      VALUE
------------                                              --------------
               Electronic Equipment/Instruments (1.3%)
 84,186        Agilent Technologies, Inc.* ............   $    5,077,468
173,523        JDS Uniphase Corp.* ....................       21,600,902
  9,152        PerkinElmer, Inc. ......................          823,108
 35,020        Rockwell International Corp. ...........        1,416,121
  8,978        Tektronix, Inc.* .......................          684,011
124,094        Xerox Corp. ............................        1,993,260
                                                          --------------
                                                              31,594,870
                                                          --------------
               Electronic Production Equipment (0.7%)
150,409        Applied Materials, Inc.* ...............       12,982,177
 34,639        KLA-Tencor Corp.* ......................        2,273,184
 23,413        Novellus Systems, Inc.* ................        1,441,363
 32,256        Teradyne, Inc.* ........................        2,090,592
                                                          --------------
                                                              18,787,316
                                                          --------------


               Electronics/Appliance Stores (0.2%)
 38,072        Best Buy Co., Inc.* ....................        2,350,946
 37,874        Circuit City Stores, Inc.- Circuit
                 City Group ...........................          982,357
 34,766        RadioShack Corp. .......................        2,051,194
                                                          --------------
                                                               5,384,497
                                                          --------------
               Electronics/Appliances (0.0%)
 14,600        Maytag Corp. ...........................          556,625
  8,361        Polaroid Corp. .........................          142,137
 13,604        Whirlpool Corp. ........................          516,952
                                                          --------------
                                                               1,215,714
                                                          --------------
               Engineering & Construction (0.0%)
 14,224        Fluor Corp. ............................          425,831
                                                          --------------
               Environmental Services (0.1%)
 35,189        Allied Waste Industries, Inc.* .........          323,299
115,679        Waste Management, Inc. .................        2,190,671
                                                          --------------
                                                               2,513,970
                                                          --------------
               Finance/Rental/Leasing (1.5%)
135,658        Associates First Capital Corp.
               (Class A) ..............................        3,815,381
 36,472        Capital One Financial Corp. ............        2,199,717
 48,988        CIT Group, Inc. (The) (Series A) .......          857,290
 21,108        Countrywide Credit Industries,
                 Inc. .................................          799,465
187,628        Fannie Mae .............................       10,085,005
129,479        Freddie Mac ............................        5,454,303
 88,130        Household International, Inc. ..........        4,230,240
158,634        MBNA Corp. .............................        5,601,763
 26,539        Providian Financial Corp. ..............        3,050,326
 11,077        Ryder System, Inc. .....................          212,540
 29,168        USA Education Inc. .....................        1,143,021
                                                          --------------
                                                              37,449,051
                                                          --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




 NUMBER OF
  SHARES                                                      VALUE
-------------                                            --------------
               Financial Conglomerates (2.5%)
248,818        American Express Co. ..................   $   14,711,364
838,060        Citigroup, Inc. .......................       48,921,753
 60,581        Conseco, Inc. .........................          511,152
                                                         --------------
                                                             64,144,269
                                                         --------------
               Financial Publishing/Services (0.2%)
 30,118        Dun & Bradstreet Corp. (The) ..........          993,894
 26,290        Equifax, Inc. .........................          668,752
 36,226        McGraw-Hill Companies, Inc. ...........        2,243,748
                                                         --------------
                                                              3,906,394
                                                         --------------
               Food Distributors (0.1%)
 24,487        Supervalu, Inc. .......................          365,775
 62,060        SYSCO Corp. ...........................        2,625,914
                                                         --------------
                                                              2,991,689
                                                         --------------
               Food Retail (0.4%)
 78,902        Albertson's, Inc. .....................        1,696,393
155,521        Kroger Co.* ...........................        3,528,383
 92,456        Safeway Inc.* .........................        4,559,236
 26,913        Winn-Dixie Stores, Inc. ...............          375,100
                                                         --------------
                                                             10,159,112
                                                         --------------
               Food: Major Diversified (1.0%)
 51,135        Bestfoods .............................        3,611,409
 78,692        Campbell Soup Co. .....................        1,996,809
 54,288        General Mills, Inc. ...................        1,744,002
 65,604        Heinz (H.J.) Co. ......................        2,501,152
 75,539        Kellogg Co. ...........................        1,751,561
 60,801        Nabisco Group Holdings Corp. ..........        1,706,228
 24,383        Quaker Oats Company (The) .............        1,656,520
 57,135        Ralston-Ralston Purina Group ..........        1,292,679
161,959        Sara Lee Corp. ........................        3,016,486
106,457        Unilever N.V. (Netherlands) ...........        5,030,093
                                                         --------------
                                                             24,306,939
                                                         --------------
               Food: Meat/Fish/Dairy (0.1%)
 99,234        ConAgra, Inc. .........................        1,817,223
                                                         --------------
               Food: Specialty/Candy (0.1%)
 25,552        Hershey Foods Corp. ...................        1,090,751
 21,254        Wrigley (Wm.) Jr. Co. .................        1,574,124
                                                         --------------
                                                              2,664,875
                                                         --------------
               Forest Products (0.1%)
 19,400        Louisiana-Pacific Corp. ...............          204,912
 43,388        Weyerhaeuser Co. ......................        2,009,407
                                                         --------------
                                                              2,214,319
                                                         --------------


 NUMBER OF
   SHARES                                                     VALUE
------------                                             --------------
               Gas Distributors (0.1%)
  5,056        Eastern Enterprises ...................   $      319,792
 24,935        KeySpan Corp. .........................          858,699
  8,651        Nicor Inc. ............................          319,006
  5,437        ONEOK, Inc. ...........................          173,644
  6,573        Peoples Energy Corp. ..................          213,622
 38,045        Sempra Energy .........................          741,877
                                                         --------------
                                                              2,626,640
                                                         --------------
               Home Building (0.0%)
 11,061        Centex Corp. ..........................          319,386
  8,963        Kaufman & Broad Home Corp. ............          222,394
  7,669        Pulte Corp. ...........................          252,598
                                                         --------------
                                                                794,378
                                                         --------------
               Home Furnishings (0.1%)
 36,590        Leggett & Platt, Inc. .................          647,186
 49,642        Newell Rubbermaid, Inc. ...............        1,287,589
 10,752        Tupperware Corp. ......................          217,056
                                                         --------------
                                                              2,151,831
                                                         --------------
               Home Improvement Chains (1.0%)
430,903        Home Depot, Inc. (The) ................       20,710,275
 71,208        Lowe's Companies, Inc. ................        3,191,008
                                                         --------------
                                                             23,901,283
                                                         --------------
               Hospital/Nursing Management (0.2%)
103,862        HCA-The Healthcare Corp. ..............        3,583,239
 19,049        Manor Care, Inc.* .....................          254,780
 58,252        Tenet Healthcare Corp.* ...............        1,805,812
                                                         --------------
                                                              5,643,831
                                                         --------------
               Hotels/Resorts/Cruiselines (0.2%)
112,581        Carnival Corp. ........................        2,244,584
 68,598        Hilton Hotels Corp. ...................          685,980
 44,630        Marriott International, Inc.
               (Class A) .............................        1,762,885
                                                         --------------
                                                              4,693,449
                                                         --------------
               Household/Personal Care (1.4%)
 10,383        Alberto-Culver Co. (Class B) ..........          293,969
 44,220        Avon Products, Inc. ...................        1,732,871
 43,716        Clorox Co. ............................        1,581,973
107,402        Colgate-Palmolive Co. .................        5,470,789
194,427        Gillette Co. ..........................        5,832,810
 19,150        International Flavors &
               Fragrances, Inc. ......................          493,112
103,481        Kimberly-Clark Corp. ..................        6,053,638
243,599        Procter & Gamble Co. (The) ............       15,057,463
                                                         --------------
                                                             36,516,625
                                                         --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




  NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
               Industrial Conglomerates (5.7%)
1,842,677      General Electric Co.** ....................   $  108,142,106
  148,660      Honeywell International, Inc. .............        5,732,701
   73,720      Minnesota Mining &
                 Manufacturing Co. .......................        6,855,960
  314,396      Tyco International Ltd.
                 (Bermuda) ...............................       17,920,572
   87,636      United Technologies Corp. .................        5,471,773
                                                             --------------
                                                                144,123,112
                                                             --------------
               Industrial Machinery (0.2%)
   56,162      Illinois Tool Works Inc. ..................        3,148,582
   30,146      Ingersoll-Rand Co. ........................        1,373,527
   11,181      McDermott International, Inc.* ............           85,954
   20,852      Parker-Hannifin Corp. .....................          725,910
                                                             --------------
                                                                  5,333,973
                                                             --------------
               Industrial Specialties (0.1%)
   24,149      Ecolab, Inc. ..............................          940,302
    8,581      Millipore Corp. ...........................          522,368
   32,435      PPG Industries, Inc. ......................        1,313,617
   30,499      Sherwin-Williams Co. ......................          701,477
                                                             --------------
                                                                  3,477,764
                                                             --------------
               Information Technology Services (0.5%)
   34,478      Citrix Systems, Inc.* .....................          758,516
   31,166      Computer Sciences Corp.* ..................        2,464,062
   86,759      Electronic Data Systems Corp. .............        4,321,683
   51,402      PeopleSoft, Inc.* .........................        1,657,714
   21,914      Sapient Corp.* ............................        1,150,485
   58,069      Unisys Corp.* .............................          754,897
                                                             --------------
                                                                 11,107,357
                                                             --------------
               Insurance Brokers/Services (0.3%)
   47,655        AON Corp. ...............................        1,778,127
   50,209      Marsh & McLennan Companies,
                 Inc. ....................................        5,962,319
                                                             --------------
                                                                  7,740,446
                                                             --------------
               Integrated Oil (4.0%)
   16,874      Amerada Hess Corp. ........................        1,154,814
  121,431      Chevron Corp. .............................       10,260,919
  116,278      Conoco, Inc. (Class B) ....................        3,037,763
  648,369      Exxon Mobil Corp. .........................       52,923,120
   47,281      Phillips Petroleum Co. ....................        2,925,512
  399,381      Royal Dutch Petroleum Co. (ADR)
               (Netherlands) .............................       24,437,125
  102,819      Texaco, Inc. ..............................        5,295,178
   45,233      Unocal Corp. ..............................        1,509,651
                                                             --------------
                                                                101,544,082
                                                             --------------


  NUMBER OF
   SHARES                                                         VALUE
-------------                                                --------------
               Internet Software/Services (1.5%)
  427,894      America Online, Inc.* .....................   $   25,085,286
  101,184      Yahoo! Inc.* ..............................       12,293,856
                                                             --------------
                                                                 37,379,142
                                                             --------------
               Investment Banks/Brokers (2.0%)
   20,601      Bear Stearns Companies, Inc. ..............        1,381,555
   22,507      Lehman Brothers Holdings, Inc. ............        3,263,515
   72,243      Merrill Lynch & Co., Inc. .................       10,475,235
  210,805      Morgan Stanley Dean Witter &
                 Co. (Note 4) ............................       22,674,713
   27,123      Paine Webber Group, Inc. ..................        1,939,295
  253,616      Schwab (Charles) Corp. ....................        9,684,961
                                                             --------------
                                                                 49,419,274
                                                             --------------
               Investment Managers (0.2%)
   45,361      Franklin Resources, Inc. ..................        1,723,718
   22,493      Price (T.) Rowe Associates, Inc. ..........        1,017,808
   41,508      Stillwell Financial, Inc.* ................        2,007,950
                                                             --------------
                                                                  4,749,476
                                                             --------------
               Life/Health Insurance (0.4%)
   49,439      AFLAC, Inc. ...............................        2,669,706
   46,264      American General Corp. ....................        3,368,598
   19,202      Jefferson-Pilot Corp. .....................        1,270,932
   35,709      Lincoln National Corp. ....................        1,928,286
   23,869      Torchmark Corp. ...........................          669,824
   44,792      UnumProvident Corp. .......................          971,427
                                                             --------------
                                                                 10,878,773
                                                             --------------
               Major Banks (4.1%)
  308,665      Bank of America Corp. .....................       16,532,869
  137,366      Bank of New York Co., Inc. ................        7,203,130
  213,609      Bank One Corp. ............................        7,529,717
   72,911      BB&T Corp. ................................        1,973,154
  242,634      Chase Manhattan Corp. (The) ...............       13,557,175
   29,134      Comerica, Inc. ............................        1,640,608
  182,628      First Union Corp. .........................        5,284,798
  167,849      FleetBoston Financial Corp. ...............        7,165,054
   45,480      Huntington Bancshares, Inc. ...............          767,475
   80,979      KeyCorp ...................................        1,634,764
   91,489      Mellon Financial Corp. ....................        4,139,877
   30,236      Morgan (J.P.) & Co., Inc. .................        5,055,081
  112,912      National City Corp. .......................        2,364,095
   54,088      PNC Financial Services Group,
                 Inc. ....................................        3,187,812
   31,308      SouthTrust Corp. ..........................          882,494
   29,965      State Street Corp. ........................        3,528,379
   32,767      Summit Bancorp. ...........................          907,236
   56,331      SunTrust Banks, Inc. ......................        2,781,343

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




  NUMBER OF
   SHARES                                                   VALUE
------------                                           ---------------
140,031        U.S. Bancorp .........................   $    3,045,674
 37,708        Wachovia Corp. .......................        2,161,140
300,091        Wells Fargo & Co. ....................       12,960,180
                                                        --------------
                                                           104,302,055
                                                        --------------
               Major Telecommunications (4.4%)
 58,722        ALLTEL Corp. .........................        2,969,131
698,624        AT&T Corp. ...........................       22,006,656
350,441        BellSouth Corp. ......................       13,075,830
633,579        SBC Communications, Inc. .............       26,451,923
163,271        Sprint Corp. (FON Group) .............        5,469,579
506,648        Verizon Communications ...............       22,102,519
533,252        WorldCom, Inc.* ......................       19,463,698
                                                        --------------
                                                           111,539,336
                                                        --------------
               Managed Health Care (0.3%)
 26,249        Aetna Inc. ...........................        1,468,303
 30,332        CIGNA Corp. ..........................        2,949,787
 31,242        Humana, Inc.* ........................          267,510
 30,249        UnitedHealth Group Inc. ..............        2,858,531
 11,562        Wellpoint Health Networks, Inc.*......          997,945
                                                        --------------
                                                             8,542,076
                                                        --------------
               Media Conglomerates (2.2%)
386,996        Disney (Walt) Co. (The) ..............       15,068,657
245,061        Time Warner Inc. .....................       20,952,716
284,035        Viacom, Inc. (Class B)
                 (Non-Voting)* ......................       19,119,106
                                                        --------------
                                                            55,140,479
                                                        --------------
               Medical Distributors (0.2%)
 51,279        Cardinal Health, Inc. ................        4,195,263
 52,476        McKesson HBOC, Inc. ..................        1,308,620
                                                        --------------
                                                             5,503,883
                                                        --------------
               Medical Specialties (1.3%)
 19,116        ALZA Corp. * .........................        1,445,648
  9,400        Bard (C.R.), Inc. ....................          458,838
  9,886        Bausch & Lomb, Inc. ..................          353,425
 54,066        Baxter International, Inc. ...........        4,500,995
 47,015        Becton, Dickinson & Co. ..............        1,416,327
 33,054        Biomet, Inc. .........................        1,117,638
 75,935        Boston Scientific Corp.* .............        1,438,019
 57,079        Guidant Corp.* .......................        3,842,130
 12,518        Mallinckrodt, Inc. ...................          564,092
222,926        Medtronic, Inc. ......................       11,424,958
 23,030        Pall Corp. ...........................          492,266
 38,799        PE Corporation-PE Biosystems
                 Group ..............................        3,816,852
 15,613        St. Jude Medical, Inc.* ..............          618,665
                                                        --------------
                                                            31,489,853
                                                        --------------


  NUMBER OF
   SHARES                                                   VALUE
-------------                                           --------------
               Medical/Nursing Services (0.0%)
 71,789        Healthsouth Corp.* ...................   $      439,708
                                                        --------------
               Metal Fabrications (0.0%)
 11,355        Timken Co. (The) .....................          185,228
                                                        --------------
               Miscellaneous Manufacturing (0.2%)
 11,278        Crane Co. ............................          283,360
 26,389        Danaher Corp. ........................        1,482,732
 37,809        Dover Corp. ..........................        1,847,915
 16,374        ITT Industries, Inc.* ................          550,576
 32,175        Thermo Electron Corp.* ...............          748,069
                                                        --------------
                                                             4,912,652
                                                        --------------
               Miscellaneous Commercial Services (0.2%)
 28,557        Convergys Corp.* .....................        1,117,293
 69,156        Paychex, Inc. ........................        3,086,087
 24,039        Sabre Holdings Corp. .................          670,087
                                                        --------------
                                                             4,873,467
                                                        --------------
               Motor Vehicles (0.7%)
348,987        Ford Motor Co. .......................        8,441,123
 99,645        General Motors Corp. .................        7,193,123
 56,545        Harley-Davidson, Inc. ................        2,816,648
                                                        --------------
                                                            18,450,894
                                                        --------------
               Movies/Entertainment (0.2%)
 81,286        Seagram Co. Ltd. (The) (Canada).......        4,892,401
                                                        --------------
               Multi-Line Insurance (1.7%)
430,630        American International Group,
                 Inc. ...............................       38,379,899
 40,024        Hartford Financial Services
               Group, Inc. (The) ....................        2,666,599
 23,769        Safeco Corp. .........................          625,422
                                                        --------------
                                                            41,671,920
                                                        --------------
               Office Equipment/Supplies (0.1%)
 20,887        Avery Dennison Corp. .................        1,129,203
 48,005        Pitney Bowes, Inc. ...................        1,755,183
                                                        --------------
                                                             2,884,386
                                                        --------------
               Oil & Gas Pipelines (0.9%)
 39,844        Coastal Corp. (The) ..................        2,744,256
 15,025        Columbia Energy Group ................        1,054,567
 43,074        El Paso Energy Corp. .................        2,509,061
136,345        Enron Corp. ..........................       11,572,282
 82,281        Williams Companies, Inc. (The) .......        3,790,069
                                                        --------------
                                                            21,670,235
                                                        --------------
               Oil & Gas Production (0.4%)
 45,215        Anardarko Petroleum Corp. ............        2,973,791
 21,180        Apache Corp. .........................        1,334,340

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




  NUMBER OF
    SHARES                                                      VALUE
-------------                                             --------------
   40,098      Burlington Resources, Inc. .............   $    1,576,353
   23,580      Devon Energy Corp. .....................        1,380,904
   17,533      Kerr-McGee Corp. .......................        1,107,866
   68,657      Occidental Petroleum Corp. .............        1,484,708
                                                          --------------
                                                               9,857,962
                                                          --------------
               Oil Refining/Marketing (0.1%)
   13,145      Ashland, Inc. ..........................          463,361
   16,482      Sunoco, Inc. ...........................          448,104
   26,917      Tosco Corp. ............................          820,969
   58,069      USX-Marathon Group .....................        1,593,268
                                                          --------------
                                                               3,325,702
                                                          --------------
               Oilfield Services/Equipment (0.6%)
   61,503      Baker Hughes Inc. ......................        2,248,703
   82,684      Halliburton Co. ........................        4,382,252
  105,989      Schlumberger Ltd. ......................        9,042,187
                                                          --------------
                                                              15,673,142
                                                          --------------
               Other Consumer Services (0.1%)
   18,324      Block (H.&R.), Inc. ....................          657,374
  134,297      Cendant Corp.* .........................        1,771,042
                                                          --------------
                                                               2,428,416
                                                          --------------
               Other Consumer Specialties (0.0%)
   29,489      Fortune Brands, Inc. ...................          751,970
                                                          --------------
               Other Metals/Minerals (0.1%)
   15,497      Allegheny Technologies Inc. ............          337,060
   33,842      Inco Ltd. (Canada)* ....................          604,926
   14,662      Phelps Dodge Corp. .....................          652,459
                                                          --------------
                                                               1,594,445
                                                          --------------
               Packaged Software (5.7%)
   22,300      Adobe Systems, Inc. ....................        2,899,000
   10,859      Autodesk, Inc. .........................          305,409
   45,480      BMC Software, Inc.* ....................        1,227,960
  109,601      Computer Associates
                 International, Inc. ..................        3,479,832
   67,139      Compuware Corp.* .......................          709,156
   14,810      Mercury Interactive Corp.* .............        1,809,597
  980,137      Microsoft Corp.* .......................       68,425,814
   61,357      Novell, Inc.* ..........................          751,623
  528,661      Oracle Corp.* ..........................       48,075,110
   51,407      Parametric Technology Corp.* ...........          687,569
   37,177      Siebel Systems, Inc.* ..................        7,354,075
   72,806      Veritas Software Corp.* ................        8,777,673
                                                          --------------
                                                             144,502,818
                                                          --------------
               Pharmaceuticals: Generic Drugs (0.0%)
   17,983      Watson Pharmaceuticals, Inc.* ..........        1,109,326
                                                          --------------


  NUMBER OF
   SHARES                                                      VALUE
--------------                                            --------------
               Pharmaceuticals: Major (7.5%)
  288,584      Abbott Laboratories ....................   $   12,625,550
  242,910      American Home Products Corp. ...........       13,162,686
  367,400      Bristol-Myers Squibb Co. ...............       19,472,200
  259,058      Johnson & Johnson ......................       23,817,145
  210,345      Lilly (Eli) & Co. ......................       15,355,185
  428,273      Merck & Co., Inc. ......................       29,925,576
1,171,781      Pfizer Inc. ............................       50,679,528
  236,414      Pharmacia Corp. ........................       13,844,995
  272,693      Schering-Plough Corp. ..................       10,941,807
                                                          --------------
                                                             189,824,672
                                                          --------------
               Pharmaceuticals: Other (0.1%)
   24,134      Allergan, Inc. .........................        1,764,799
                                                          --------------


               Precious Metals (0.1%)
   73,686      Barrick Gold Corp. (Canada) ............        1,174,371
   29,801      Freeport-McMoRan Copper &
                 Gold, Inc. (Class B)* ................          292,422
   48,508      Homestake Mining Co. ...................          269,826
   31,268      Newmont Mining Corp. ...................          580,412
   61,000      Placer Dome Inc. (Canada) ..............          541,375
                                                          --------------
                                                               2,858,406
                                                          --------------
               Property - Casualty Insurers (0.5%)
  138,689      Allstate Corp. (The) ...................        4,030,649
   32,586      Chubb Corp. (The) ......................        2,494,866
   29,946      Cincinnati Financial Corp. .............        1,164,151
   18,368      Loews Corp. ............................        1,486,660
   13,604      Progressive Corp. ......................        1,031,353
   39,497      St. Paul Companies, Inc. ...............        1,881,045
                                                          --------------
                                                              12,088,724
                                                          --------------
               Publishing: Books/Magazines (0.0%)
   13,361      Harcourt General, Inc. .................          792,474
    9,434      Meredith Corp. .........................          257,666
                                                          --------------
                                                               1,050,140
                                                          --------------
               Publishing: Newspapers (0.3%)
   16,513      Dow Jones & Co., Inc. ..................        1,033,095
   49,636      Gannett Co., Inc. ......................        2,810,639
   14,466      Knight-Ridder, Inc. ....................          790,205
   31,652      New York Times Co. (The)
                 (Class A) ............................        1,240,363
   57,441      Tribune Co. ............................        2,049,926
                                                          --------------
                                                               7,924,228
                                                          --------------
               Pulp & Paper (0.3%)
   10,658      Boise Cascade Corp. ....................          318,408
   38,325      Fort James Corp. .......................        1,212,028
   31,763      Georgia-Pacific Corp. ..................          849,660

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued




    NUMBER OF
      SHARES                                                     VALUE
---------------                                             --------------
   89,811         International Paper Co. ...............   $    2,862,726
   19,145         Mead Corp. ............................          513,325
    5,336         Potlatch Corp. ........................          179,423
   18,731         Westvaco Corp. ........................          512,761
   20,629         Willamette Industries, Inc. ...........          629,185
                                                            --------------
                                                                 7,077,516
                                                            --------------
                  Railroads (0.2%)
   79,767         Burlington Northern Santa Fe
                  Corp. .................................        1,784,787
   40,687         CSX Corp. .............................          971,402
   71,355         Norfolk Southern Corp. ................        1,146,140
   46,162         Union Pacific Corp. ...................        1,834,940
                                                            --------------
                                                                 5,737,269
                                                            --------------
                  Recreational Products (0.2%)
   16,368         Brunswick Corp. .......................          306,900
   57,698         Eastman Kodak Co. .....................        3,591,701
   32,059         Hasbro, Inc. ..........................          394,726
   79,284         Mattel, Inc. ..........................          782,930
                                                            --------------
                                                                 5,076,257
                                                            --------------
                  Regional Banks (0.7%)
   73,172         AmSouth Bancorporation ................        1,335,389
   86,542         Fifth Third Bancorp ...................        3,997,159
  180,670         Firstar Corp. .........................        4,313,496
   41,404         Northern Trust Corp. ..................        3,490,875
   25,578         Old Kent Financial Corp. ..............          749,755
   41,096         Regions Financial Corp. ...............          893,838
   52,595         Synovus Financial Corp. ...............        1,035,464
   25,203         Union Planters Corp. ..................          763,966
                                                            --------------
                                                                16,579,942
                                                            --------------
                  Restaurants (0.4%)
   23,045         Darden Restaurants, Inc. ..............          407,608
  248,877         McDonald's Corp. ......................        7,435,200
   34,186         Starbucks Corp.* ......................        1,252,062
   27,461         Tricon Global Restaurants, Inc.* ......          799,802
   21,184         Wendy's International, Inc. ...........          399,848
                                                            --------------
                                                                10,294,520
                                                            --------------
                  Savings Banks (0.3%)
   39,027         Charter One Financial, Inc. ...........          926,891
   29,444         Golden West Financial Corp. ...........        1,402,271
  102,022         Washington Mutual, Inc. ...............        3,570,770
                                                            --------------
                                                                 5,899,932
                                                            --------------
                  Semiconductors (6.6%)
   57,064         Advanced Micro Devices, Inc.* .........        2,147,033
   74,154         Altera Corp.* .........................        4,806,106
   65,900         Analog Devices, Inc.* .................        6,622,950


    NUMBER OF
      SHARES                                                    VALUE
---------------                                             --------------
   40,000         Broadcom Corp. (Class A)* .............   $   10,000,000
   40,478         Conexant Systems, Inc.* ...............        1,505,276
1,247,520         Intel Corp. ...........................       93,408,060
   57,942         Linear Technology Corp. ...............        4,168,203
   57,175         LSI Logic Corp.* ......................        2,054,727
   52,645         Maxim Integrated Products, Inc.*.......        4,616,308
  103,337         Micron Technology, Inc.* ..............        8,447,800
   32,881         National Semiconductor Corp.* .........        1,463,205
  321,146         Texas Instruments, Inc. ...............       21,496,710
   59,842         Xilinx, Inc.* .........................        5,318,458
                                                            --------------
                                                               166,054,836
                                                            --------------
                  Services to the Health Industry (0.1%)
   55,356         IMS Health Inc. .......................        1,044,845
   21,449         Quintiles Transnational Corp.* ........          298,945
                                                            --------------
                                                                 1,343,790
                                                            --------------


                  Specialty Insurance (0.1%)
   18,324         MBIA, Inc. ............................        1,204,803
   19,714         MGIC Investment Corp. .................        1,159,430
                                                            --------------
                                                                 2,364,233
                                                            --------------
                  Specialty Stores (0.2%)
   24,917         AutoZone, Inc.* .......................          560,633
   52,278         Bed Bath & Beyond Inc.* ...............          918,132
   58,893         Office Depot, Inc.* ...................          430,655
   90,209         Staples, Inc.* ........................        1,386,963
   27,000         Tiffany & Co. .........................        1,123,875
   40,274         Toys 'R' Us, Inc.* ....................          732,483
                                                            --------------
                                                                 5,152,741
                                                            --------------
                  Specialty Telecommunications (0.8%)
   26,119         CenturyTel, Inc. ......................          752,554
  164,100         Global Crossing Ltd. (Bermuda)*........        4,933,256
  304,051         Qwest Communications
                    International, Inc.* ................       15,696,633
                                                            --------------
                                                                21,382,443
                                                            --------------
                  Steel (0.0%)
   24,556         Bethlehem Steel Corp.* ................           85,946
   15,840         Nucor Corp. ...........................          582,120
   16,464         USX-U.S. Steel Group ..................          286,062
   16,055         Worthington Industries, Inc. ..........          167,574
                                                            --------------
                                                                 1,121,702
                                                            --------------
                  Telecommunication Equipment (5.0%)
  125,692         ADC Telecommunications, Inc.* .........        5,145,516
   15,021         Andrew Corp.* .........................          444,997
   28,440         Comverse Technology, Inc.* ............        2,614,703
   51,371         Corning Inc. ..........................       16,846,477
  606,512         Lucent Technologies Inc. ..............       25,359,783

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments August 31, 2000, continued


 NUMBER OF
  SHARES                                                      VALUE
----------                                              --------------
400,861      Motorola, Inc. .........................   $   14,456,050
551,732      Nortel Networks Corp. (Canada) .........       45,000,641
138,020      QUALCOMM Inc.* .........................        8,263,948
 29,662      Scientific-Atlanta, Inc. ...............        2,311,782
 76,269      Tellabs, Inc.* .........................        4,285,364
                                                        --------------
                                                           124,729,261
                                                        --------------
             Textiles (0.0%)
  3,337      Springs Industries, Inc. (Class A)......           99,693
                                                        --------------
             Tobacco (0.5%)
425,902      Philip Morris Companies, Inc. ..........       12,617,347
 30,212      UST, Inc. ..............................          653,335
                                                        --------------
                                                            13,270,682
                                                        --------------
             Tools/Hardware (0.1%)
 15,859      Black & Decker Corp. ...................          635,351
  4,154      Briggs & Stratton Corp. ................          179,661
 10,909      Snap-On, Inc. ..........................          336,134
 16,322      Stanley Works ..........................          436,614
                                                        --------------
                                                             1,587,760
                                                        --------------
             Trucks/Construction/Farm
             Machinery (0.2%)
 64,926      Caterpillar, Inc. ......................        2,386,031
  7,729      Cummins Engine Co., Inc. ...............          274,380
 43,590      Deere & Co. ............................        1,435,746
 11,526      Navistar International Corp.* ..........          432,225
 14,251      PACCAR, Inc. ...........................          604,777
                                                        --------------
                                                             5,133,159
                                                        --------------
             Wholesale Distributors (0.0%)
 32,940      Genuine Parts Co. ......................          677,329
 17,497      Grainger (W.W.), Inc. ..................          505,226
                                                        --------------
                                                             1,182,555
                                                        --------------
             Wireless Communications (0.6%)
141,243      Nextel Communications, Inc.
               (Class A)* ...........................        7,830,159
170,462      Sprint Corp. (PCS Group)* ..............        8,555,062
                                                        --------------
                                                            16,385,221
                                                        --------------
             TOTAL COMMON STOCKS
             (Cost $1,895,365,749)...................    2,476,504,830
                                                        --------------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS                           VALUE
-----------   ----------------------------------------------------
              SHORT-TERM INVESTMENT (a) (1.8%)
              U.S. GOVERNMENT AGENCY
$ 44,800      Federal National Mortgage Assoc.
              6.53% due 09/01/00
              (Cost $44,800,000)..............   $   44,800,000
                                                 --------------


TOTAL INVESTMENTS
(Cost $1,940,165,749) (b).........     100.0%     2,521,304,830
OTHER ASSETS IN EXCESS OF
LIABILITIES ......................       0.0          1,378,585
                                       -----      -------------
NET ASSETS .......................     100.0%    $2,522,683,415
                                       =====     ==============

--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
** Some of this security is segregated in connection with open futures contracts.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $748,839,333 and the aggregate gross unrealized depreciation is $167,700,252, resulting in net unrealized appreciation of $581,139,081.



FUTURES CONTRACTS OPEN AT AUGUST 31, 2000:



                               UNDERLYING
              DESCRIPTION,        FACE
 NUMBER OF   DELIVERY YEAR,      AMOUNT       UNREALIZED
 CONTRACTS      AND MONTH       AT VALUE         GAIN
----------- ---------------- -------------- -------------
    124     S&P 500 Index
            September/2000   $47,157,200    $1,011,984

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000


ASSETS:
Investments in securities, at value
  (cost $1,940,165,749) ...........................................    $2,521,304,830
Cash ..............................................................            68,380
Receivable for:
   Shares of beneficial interest sold .............................         6,435,048
   Dividends ......................................................         3,123,071
   Variation margin ...............................................           545,600
   Investments sold ...............................................            97,147
Deferred organizational expenses ..................................            28,370
Prepaid expenses and other assets .................................            84,608
                                                                       --------------
   TOTAL ASSETS ...................................................     2,531,687,054
                                                                       --------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................         3,607,212
   Shares of beneficial interest repurchased ......................         2,482,722
   Plan of distribution fee .......................................         1,887,740
   Investment management fee ......................................           790,327
Accrued expenses and other payables ...............................           235,638
                                                                       --------------
   TOTAL LIABILITIES ..............................................         9,003,639
                                                                       --------------
   NET ASSETS .....................................................    $2,522,683,415
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $1,962,699,372
Net unrealized appreciation .......................................       582,151,065
Accumulated net realized loss .....................................       (22,167,022)
                                                                       --------------
   NET ASSETS .....................................................    $2,522,683,415
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................    $  183,084,710
Shares Outstanding (unlimited authorized, $.01 par value) .........        11,305,011
   NET ASSET VALUE PER SHARE ......................................    $        16.20
                                                                       ==============
   MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) .................    $        17.10
                                                                       ==============
CLASS B SHARES:
Net Assets ........................................................    $2,035,848,439
Shares Outstanding (unlimited authorized, $.01 par value) .........       127,746,797
   NET ASSET VALUE PER SHARE ......................................    $        15.94
                                                                       ==============
CLASS C SHARES:
Net Assets ........................................................    $  211,446,488
Shares Outstanding (unlimited authorized, $.01 par value) .........        13,268,332
   NET ASSET VALUE PER SHARE ......................................    $        15.94
                                                                       ==============
CLASS D SHARES:
Net Assets ........................................................    $   92,303,778
Shares Outstanding (unlimited authorized, $.01 par value) .........         5,670,123
   NET ASSET VALUE PER SHARE ......................................    $        16.28
                                                                       ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended August 31, 2000


NET INVESTMENT LOSS:
INCOME
Dividends (net of $122,661 foreign withholding tax) .........   $ 25,846,907
Interest ....................................................      1,426,040
                                                                ------------
   TOTAL INCOME .............................................     27,272,947
                                                                ------------
EXPENSES
Plan of distribution fee (Class A shares) ...................        337,108
Plan of distribution fee (Class B shares) ...................     18,407,231
Plan of distribution fee (Class C shares) ...................      1,777,625
Investment management fee ...................................      8,627,398
Transfer agent fees and expenses ............................      1,909,951
Registration fees ...........................................        278,723
Shareholder reports and notices .............................        166,253
Professional fees ...........................................         75,635
Organizational expenses .....................................         13,736
Trustees' fees and expenses .................................          9,667
Other .......................................................        237,246
                                                                ------------
   TOTAL EXPENSES ...........................................     31,840,573
Less: amounts waived/reimbursed .............................       (315,412)
                                                                ------------
   NET EXPENSES .............................................     31,525,161
                                                                ------------
   NET INVESTMENT LOSS ......................................     (4,252,214)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
   Investments ..............................................    (17,279,996)
   Futures contracts ........................................     (1,617,279)
                                                                ------------
   NET LOSS .................................................    (18,897,275)
                                                                ------------
Net change in unrealized appreciation/depreciation on:
   Investments ..............................................    320,520,224
   Futures contracts ........................................      1,560,852
                                                                ------------
   NET APPRECIATION .........................................    322,081,076
                                                                ------------
   NET GAIN .................................................    303,183,801
                                                                ------------
NET INCREASE ................................................   $298,931,587
                                                                ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                            FOR THE YEAR        FOR THE YEAR
                                                               ENDED                ENDED
                                                          AUGUST 31, 2000      AUGUST 31, 1999
                                                         -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) .........................    $   (4,252,214)     $      251,395
Net realized gain (loss) .............................       (18,897,275)          3,050,206
Net change in unrealized appreciation ................       322,081,076         295,107,663
                                                          --------------      --------------
   NET INCREASE ......................................       298,931,587         298,409,264
                                                          --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................             -                (286,359)
   Class B shares ....................................             -                (612,696)
   Class C shares ....................................             -                 (55,326)
   Class D shares ....................................             -                (139,228)
Net realized gain
   Class A shares ....................................          (283,108)            (31,341)
   Class B shares ....................................        (4,247,416)           (524,676)
   Class C shares ....................................          (390,381)            (39,375)
   Class D shares ....................................           (61,600)            (12,126)
                                                          --------------      --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................        (4,982,505)         (1,701,127)
                                                          --------------      --------------
Net increase from transactions in shares of beneficial
  interest ...........................................       382,303,284         929,739,512
                                                          --------------      --------------
   NET INCREASE ......................................       676,252,366       1,226,447,649
NET ASSETS:
Beginning of period ..................................     1,846,431,049         619,983,400
                                                          --------------      --------------
   END OF PERIOD .....................................    $2,522,683,415      $1,846,431,049
                                                          ==============      ==============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements August 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American stock exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements August 31, 2000, continued

more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements August 31, 2000, continued

G. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% of the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% of the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $53,054,813 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements August 31, 2000, continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2000 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8,761 , $4,206,084 and $128,722, respectively and received $368,755 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2000 aggregated $474,710,652 and $105,080,381, respectively. Included in the aforementioned are purchases and sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $8,674,481 and $392,268, respectively, as well as a realized gain of $75,202.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS

At August 31, 2000, the Fund had a net capital loss carryover of approximately $1,014,000 which will be available through August 31, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $16,323,000 during fiscal 2000.

At August 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,252,310, net investment loss was credited $4,252,214 and accumulated net realized loss was credited $96.

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements August 31, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                   FOR THE YEAR                          FOR THE YEAR
                                                                       ENDED                                ENDED
                                                                  AUGUST 31, 2000                      AUGUST 31, 1999
                                                        -----------------------------------   ----------------------------------
                                                             SHARES             AMOUNT             SHARES            AMOUNT
                                                        ---------------   -----------------   ---------------   ----------------
CLASS A SHARES
Sold ................................................       7,116,892      $  107,676,840         6,680,320      $   86,767,191
Reinvestment of dividends and distributions .........          17,601             265,419            23,092             300,893
Redeemed ............................................      (2,883,766)        (43,685,750)       (2,469,479)        (31,741,936)
                                                           ----------      --------------        ----------      --------------
Net increase - Class A ..............................       4,250,727          64,256,509         4,233,933          55,326,148
                                                           ----------      --------------        ----------      --------------
CLASS B SHARES
Sold ................................................      46,386,133         688,740,928        80,470,161       1,054,390,780
Reinvestment of dividends and distributions .........         264,957           3,953,148            80,119           1,040,747
Redeemed ............................................     (32,840,732)       (488,362,464)      (19,572,235)       (256,833,169)
                                                          -----------      --------------       -----------      --------------
Net increase - Class B ..............................      13,810,358         204,331,612        60,978,045         798,598,358
                                                          -----------      --------------       -----------      --------------
CLASS C SHARES
Sold ................................................       6,318,335          93,989,704         7,972,059         105,606,189
Reinvestment of dividends and distributions .........          25,132             374,970             6,822              88,622
Redeemed ............................................      (3,344,237)        (49,854,787)       (1,731,053)        (22,722,524)
                                                          -----------      --------------       -----------      --------------
Net increase - Class C ..............................       2,999,230          44,509,887         6,247,828          82,972,287
                                                          -----------      --------------       -----------      --------------
CLASS D SHARES
Sold ................................................       5,582,313          85,395,200         4,490,458          59,446,759
Reinvestment of dividends and distributions .........           3,003              45,467             9,731             126,988
Redeemed ............................................      (1,088,746)        (16,235,391)       (4,717,139)        (66,731,028)
                                                          -----------      --------------       -----------      --------------
Net increase (decrease) - Class D ...................       4,496,570          69,205,276          (216,950)         (7,157,281)
                                                          -----------      --------------       -----------      --------------
Net increase in Fund ................................      25,556,885      $  382,303,284        71,242,856      $  929,739,512
                                                          ===========      ==============       ===========      ==============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2000, the Fund had outstanding futures contracts.

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                              FOR THE PERIOD
                                                     FOR THE YEAR         FOR THE YEAR      SEPTEMBER 26, 1997*
                                                         ENDED               ENDED                THROUGH
                                                    AUGUST 31, 2000     AUGUST 31, 1999       AUGUST 31, 1998
                                                  ------------------   -----------------   --------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............      $ 14.05              $ 10.18              $ 10.00
                                                       -------              -------              -------
Income from investment operations:
 Net investment income ..........................         0.08                 0.10                 0.10
 Net realized and unrealized gain ...............         2.10                 3.85                 0.11
                                                       -------              -------              -------
Total income from investment operations .........         2.18                 3.95                 0.21
                                                       -------              -------              -------
Less dividends and distributions from:
 Net investment income ..........................            -                (0.07)               (0.03)
 Net realized gain ..............................        (0.03)               (0.01)                   -
                                                       -------              -------              -------
Total dividends and distributions ...............        (0.03)               (0.08)               (0.03)
                                                       -------              -------              -------
Net asset value, end of period ..................      $ 16.20              $ 14.05              $ 10.18
                                                       =======              =======              =======
TOTAL RETURN+  ..................................        15.49%               38.82%                2.05%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................         0.75%(4)             0.73%(4)             0.75%(2)
Net investment income ...........................         0.49%(4)             0.72%(4)             0.91%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $183,085             $ 99,140             $ 28,719
Portfolio turnover rate .........................            5%                   5%                   1%

-------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.76% and 0.48%, respectively, for the year ended August 31, 2000, 0.81% and 0.64%, respectively, for the year ended August 31, 1999 and 0.89% and 0.77%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued



                                                                                                          FOR THE PERIOD
                                                            FOR THE YEAR            FOR THE YEAR        SEPTEMBER 26, 1997*
                                                               ENDED                   ENDED                  THROUGH
                                                           AUGUST 31, 2000         AUGUST 31, 1999         AUGUST 31, 1998
                                                        ---------------------   ---------------------   --------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............             $       13.93           $       10.13             $  10.00
                                                              -------------           -------------            ---------
Income (loss) from investment operations:
 Net investment income (loss) ...................                     (0.04)                  (0.01)                0.02
 Net realized and unrealized gain ...............                      2.08                    3.83                 0.12
                                                              -------------           -------------            ---------
Total income from investment operations .........                      2.04                    3.82                 0.14
                                                              -------------           -------------            ---------
Less dividends and distributions from:
 Net investment income ..........................                         -                   (0.01)               (0.01)
 Net realized gain ..............................                     (0.03)                  (0.01)                   -
                                                              -------------           -------------            ---------
Total dividends and distributions ...............                     (0.03)                  (0.02)               (0.01)
                                                              -------------           -------------            ---------
Net asset value, end of period ..................             $       15.94           $       13.93            $   10.13
                                                              =============           =============            =========
TOTAL RETURN+ ...................................                     14.69 %                 37.68 %               1.38%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................                      1.50 %(4)               1.50 %(4)            1.50%(2)
Net investment income (loss) ....................                     (0.26)%(4)              (0.05)%(4)            0.16%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........                $2,035,848              $1,587,661             $536,349
Portfolio turnover rate .........................                         5 %                     5 %                  1%

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.51% and (0.27)%, respectively, for the year ended August 31, 2000, 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued



                                                                                               FOR THE PERIOD
                                                       FOR THE YEAR        FOR THE YEAR      SEPTEMBER 26, 1997*
                                                          ENDED               ENDED                THROUGH
                                                     AUGUST 31, 2000     AUGUST 31, 1999       AUGUST 31, 1998
                                                     -----------------   -----------------   --------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............          $    13.93          $    10.13           $  10.00
                                                           ----------          ----------           --------
Income (loss) from investment operations:
 Net investment income (loss) ...................               (0.04)              (0.01)              0.02
 Net realized and unrealized gain ...............                2.08                3.83               0.12
                                                           ----------          ----------           --------
Total income from investment operations .........                2.04                3.82               0.14
                                                           ----------          ----------           --------
Less dividends and distributions from:
 Net investment income ..........................                   -               (0.01)             (0.01)
 Net realized gain ..............................               (0.03)              (0.01)                 -
                                                           ----------          ----------           --------
Total dividends and distributions ...............               (0.03)              (0.02)             (0.01)
                                                           ----------          ----------           --------
Net asset value, end of period ..................          $    15.94          $    13.93           $  10.13
                                                           ==========          ==========           ========
TOTAL RETURN+ ...................................               14.69 %             37.70 %             1.37%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................                1.50 %(4)           1.50 %(4)          1.50%(2)
Net investment income (loss) ....................               (0.26)%(4)          (0.05)%(4)          0.16%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........            $211,446            $143,092            $40,730
Portfolio turnover rate .........................                   5 %                 5 %                1%

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.51% and (0.27)%, respectively, for the year ended August 31, 2000, 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued



                                                                                               FOR THE PERIOD
                                                       FOR THE YEAR        FOR THE YEAR      SEPTEMBER 26, 1997*
                                                          ENDED               ENDED                THROUGH
                                                     AUGUST 31, 2000     AUGUST 31, 1999       AUGUST 31, 1998
                                                    -----------------   -----------------   --------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $  14.09            $  10.20             $  10.00
                                                        --------            --------             --------
Income from investment operations:
 Net investment income ..........................           0.11                0.13                 0.12
 Net realized and unrealized gain ...............           2.11                3.85                 0.11
                                                        --------            --------             --------
Total income from investment operations .........           2.22                3.98                 0.23
                                                        --------            --------             --------
Less dividends and distributions from:
 Net investment income ..........................              -               (0.08)               (0.03)
 Net realized gain ..............................          (0.03)              (0.01)                   -
                                                        --------            --------             --------
Total dividends and distributions ...............          (0.03)              (0.09)               (0.03)
                                                        --------            --------             --------
Net asset value, end of period ..................       $  16.28            $  14.09             $  10.20
                                                        ========            ========             ========
TOTAL RETURN+ ...................................          15.81%              39.13%                2.30%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................           0.50%(4)            0.50%(4)             0.50%(2)
Net investment income ...........................           0.74%(4)            0.95%(4)             1.16%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $ 92,304             $16,538              $14,186
Portfolio turnover rate .........................              5%                  5%                   1%

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.51% and 0.73%, respectively, for the year ended August 31, 2000, 0.58% and 0.87%, respectively, for the year ended August 31, 1999 and 0.64% and 1.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Report of Independent Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of August 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999 and the financial highlights for each of the respective stated periods ended August 31, 1999 were audited by other independent accountants whose report, dated October 11, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter S&P 500 Index Fund as of August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
October 10, 2000

                      2000 FEDERAL TAX NOTICE (unaudited)

          During the fiscal year ended August 31, 2000, the Fund paid to its shareholders $0.02 per share from long-term capital gains.

Morgan Stanley Dean Witter S&P 500 Index Fund
Change in Independent Accountants

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherford, Jr.
Vice President

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
S&P 500
INDEX FUND



[GRAPHIC OMITTED]


ANNUAL REPORT
August 31, 2000